Xtrackers MSCI EAFE High Dividend Yield Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	4.51%	4.83%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	4.79%	5.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	3.09%	3.38%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.85%	3.10%	3.39%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	4.56%	4.75%
Performance Inception Date	Aug. 12, 2015